Document and Entity Information	Mar. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 20, 2024
Entity Registrant Name	Smith & Wesson Brands, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-31552
Entity Tax Identification Number	87-0543688
Entity Address Address Line 1	2100 Roosevelt Avenue
Entity Address City Or Town	Springfield
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01104
City Area Code	800
Local Phone Number	331-0852
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.001 per Share
Trading Symbol	SWBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--04-30
Amendment Flag	false
Entity Central Index Key	0001092796